Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net is consisted of the following:

	December 31, 2022	December 31, 2023
	RMB	RMB
Accounts receivable, gross:	402,694	468,296
Less: allowance for current expected credit losses	(1,027)	(2,230)
Accounts receivable, net	401,667	466,066

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	December 31, 2022	December 31, 2023
	RMB	RMB
Balance at the beginning of the year	(1,004)	(1,027)
Additions	(23)	(1,203)
Write-offs	-	-
Balance at the end of the year	(1,027)	(2,230)